ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Apr. 30, 2024
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

TIAN RUIXIANG Holdings Ltd (“TRX” or the “Company”) is a holding company incorporated in the Cayman Islands on March 5, 2019. The Company, through a variable interest entity (“VIE”), Zhejiang Tianruixiang Insurance Broker Co., Ltd. (“TRX ZJ”), operates as a broker to sell insurance products in the People’s Republic of China (“PRC” or “China”).   TRX ZJ was established on January 18, 2010 and formed three subsidiaries in PRC.

On March 20, 2019, TRX established a wholly owned subsidiary in Hong Kong, TRX Hong Kong Investment Limited (“TRX HK”), which is a holding company. On April 30, 2019, TRX HK established a Wholly Foreign-Owned Enterprise in China, Guangzhou Tianruixiang Management Consulting Co., Ltd., formerly known as Beijing Tianruixiang Management Consulting Co., Ltd. (“TRX BJ” or “WFOE”).

On February 12, 2024, TRX HK and the sole shareholder of Peak Consulting Services Limited (the “Peak Shareholder”), a private limited company formed in Hong Kong (“Peak”), entered into a sale and purchase agreement (the “Peak Agreement”), pursuant to which TRX HK, on February 29, 2024, acquired 600,000 ordinary shares of Peak representing 100% of the issued and outstanding ordinary shares of Peak in consideration of 694,445 shares of ordinary stock of the Company. Peak is a licensed insurance brokerage in Hong Kong.

On May 20, 2019, TRX BJ entered into a series of contractual arrangements, or VIE agreements with TRX ZJ and the sole equity holder of TRX ZJ, through which the Company obtained control and became the primary beneficiary of TRX ZJ for accounting purpose only under the accounting principles generally accepted in the United States of America (“U.S. GAAP”), hereinafter referred to as the Reorganization. As a result, TRX ZJ became the Company’s VIE.

On May 20, 2019, the Company completed its reorganization of the entities under the common control of two majority shareholders, Mr. Zhe Wang and Mrs. Sheng Xu, who is Mr. Zhe Wang’s wife, through their 100% controlled entities incorporated in the British Virgin Islands (“BVI”), and indirectly owned a majority of the equity interests of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries prior to and after the Reorganization. The Company was established as a holding company of TRX BJ. TRX BJ is the primary beneficiary of TRX ZJ for accounting purposes only, and all of these entities are under the common control of the Company’s ultimate controlling shareholders before and after the Reorganization, which resulted in the consolidation of the Company and was accounted for as a reorganization of entities under common control at carrying value and for accounting purposes, the reorganization was accounted for as a recapitalization.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS (continued)

The accompanying unaudited condensed consolidated financial statements reflect the activities of TRX and each of the following entities:

Name	Background	Ownership
Subsidiaries:
TRX HK	A Hong Kong company	100% owned by TRX
Incorporated on March 20, 2019

TRX BJ	A PRC limited liability company and a wholly foreign owned enterprise	100% owned by TRX HK
Incorporated on April 30, 2019
VIE:
TRX ZJ	A PRC limited liability company	VIE
Incorporated on January 18, 2010
Insurance products brokerage service and insurance related risk management service provider

VIE’s subsidiaries:
NDB Technology	A PRC limited liability company	100% owned by TRX ZJ
Incorporated on December 1, 2016

TYDW Technology	A PRC limited liability company	100% owned by TRX ZJ
Incorporated on December 12, 2016

Hengbang Insurance	A PRC limited liability company	99.8% owned by TRX ZJ
Incorporated on October 27, 2015